Stock Options and Warrants (Details Textual) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options For Services And Contractual Obligations Associated With The Conversion Of Senior Convertible Notes Shares	372,500	2,945,000	1,045,000
Stock Options For Services And Contractual Obligations Associated With The Conversion Of Senior Convertible Notes Value	$ 261,991	$ 4,657,850	$ 1,305,565
Stock Options To Officers Shares		500,000	9,000,000
Stock Options To Officers Value		$ 731,659	$ 622,045
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	455,000	3,445,000	10,145,000	455,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	155,000	85,000	1,045,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	300,000	3,360,000	9,883,470	300,000
Stock Issued During Period, Value, Stock Options Exercised			$ 3,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			25,000
Warrants Issued For Finance Fees Stock	82,500
Warrants Issued For Finance Fees Value	$ 287,629
Limited Option Award Related Party	10,000,000			10,000,000
Limited Option Award Related Party Exercise Price	$ 1.00			$ 1.00
Options And Warrants Outstanding Including Limited Option Award	24,045,000			24,045,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				2 years
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited Option Award Related Party Exercise Price	$ 15.00			$ 15.00